Financial risk management: Short term liquidity (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial risk management:
Current assets	$ 25,656,011	$ 18,733,197
Current liabilities	5,887,006	4,827,227
Short term position (liquidity)	$ 19,769,005	$ 13,905,970